Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 21,213	¥ 21,928	¥ 20,611
Life insurance related investment income
Net Investment Income [Line Items]
Net unrealized holding losses on equity securities			¥ 13,122
Trading Securities, Unrealized Holding Gain	¥ 8,004	¥ 61,351